SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 208	$ 282	$ 630	$ 1,427
Tax at the domestic income tax rate	35	48	107	243
Tax effect of expenses that are not deductible in determining taxable profit	443	605	39	27
Under provision in prior years			12	7
Tax effect of non-taxable incomes	(295)	(403)	(47)	(42)
Income Tax Expense (Benefit)	$ 183	$ 250	$ 111	$ 235